Ordinary Shares Subject to Possible Redemption (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Voting, rights		Holders of the Company’s ordinary shares are entitled to one vote for each share.
Ordinary shares outstanding		20,450,000	20,450,000
Shares subject to possible redemption	6,762,117	16,000,000	16,000,000
Ordinary shares outstanding	11,212,117	20,450,000
Ordinary Shares [Member]
Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Voting, rights	one